Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Operating activities
Net loss from continuing operations	$ (206,295)	$ (1,717,979)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(34,129)	(118,671)
Changes in fair value included in inventory sold	57,487	106,072
Depreciation of property, plant and equipment	31,987	60,174
Amortization of intangible assets	693	33,486
Share-based compensation	10,764	13,757
Impairment of property, plant and equipment	22,249	259,115
Impairment of loans receivable	1,240	5,479
Impairment of loans receivable	0	10,509
Impairment of intangible assets and goodwill	22,493	1,199,202
Accrued interest and accretion expense	15,866	30,082
Accrued interest and accretion expense	(168)	(433)
Deferred tax recovery	(18,404)	(2,193)
Other losses (gains)	5,112	(39,604)
Foreign exchange loss	(1,503)	(1,915)
Deferred compensation amortization	1,903	0
Changes in non-cash working capital	(25,116)	52,652
Net cash used in operating activities	(115,821)	(110,267)
Investing activities
Proceeds from investment in derivatives	3,362	0
Purchase of property, plant and equipment and intangible assets	(12,132)	(32,213)
Disposal of property, plant and equipment	20,253	19,648
Acquisition of businesses, net of cash acquired	(38,790)	(23,171)
Payment of contingent consideration	0	(250)
Deposits (paid) received	16	(185)
Net cash used in investing activities	(27,291)	(36,171)
Financing activities
Proceeds from long-term loans	7,242	0
Repayment of long-term loans	(3,053)	0
Repayment of convertible debenture	(128,706)	(163,286)
Payments of principal portion of lease liabilities	(5,148)	(7,545)
Restricted cash	(14,928)	(31,578)
Shares issued for cash, net of share issue costs	73,187	350,188
Net cash provided by (used in) financing activities	(71,406)	147,779
Effect of foreign exchange on cash and cash equivalents	11,653	15,009
Increase (decrease) in cash and cash equivalents	(202,865)	16,350
Cash and cash equivalents, beginning of period	437,807	421,457
Cash and cash equivalents, end of period	$ 234,942	$ 437,807